S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 09, 2025
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

In addition, pursuant to the Insider Letter Agreement, we, our sponsor, officers and directors who hold founder shares and/or private placement units have agreed that we will not offer, sell, contract to sell, pledge, charge or grant any option to purchase or otherwise dispose of, directly or indirectly, without the prior written consent of D. Boral Capital LLC for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares, or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units (and the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants comprising part of such units); and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the surrender of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). D. Boral in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

The founder shares and the private placement units held by the sponsor will only be distributed to the members of the sponsor after consummation of our initial business combination, at which time such members would become subject to the applicable transfer restrictions with respect to such securities.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Earlier of (i) six months after completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described here in “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.”
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC, Directors and Officers
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) to any officer, affiliate, director, or employee of the company, including to a family member or affiliate of such officer, director, or employee; (ii) to any members or partners of initial shareholders and funds and accounts advised by such members or partners, any affiliates of the initial shareholders, or any employees of such affiliates; (iii) by private sales or transfers, in each case, made in connection with any forward purchase agreement or similar arrangement or in connection with an extension of our time to complete an initial business combination or the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iv) in the case of an individual, by gift to a member of the individual’s immediate family, or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, to a charitable organization or by virtue of laws of descent and distribution upon death of the individual, or pursuant to a qualified domestic relations order; (v) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust (vi) in the event of our liquidation prior to the completion of our initial business combination; (vii) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (viii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants

180 days from the date of this prospectus

Xsolla SPAC I LLC

The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus